Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Assets at Fair Value on Recurring Basis

The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
June 30, 2013:
Derivatives:
Interest rate swaps financial liabilities	$(219)	$—	$(219)	$—
Interest rate swap financial asset	160	—	160	—
December 31, 2012:
Derivatives:
Interest rate swaps financial liabilities	$(771)	$—	$(771)	$—

The following table sets forth the Company’s financial assets that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
December 31, 2012:
Derivatives:
Interest rate swaps	$(771)	$—	$(771)	$—
December 31, 2011:
Derivatives:
Interest rate cap	$16	$—	$16	$—
Transaction fee embedded derivative	(2,587)	—	—	(2,587)
Interest rate swap	(116)	—	(116)	—

Assets at Fair Value on Nonrecurring Basis

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
June 30, 2013:
Long-lived assets held and used	$8,208	$—	$—	$—	$8,208	$(1,481)
Lease intangible assets	—	—	—	—	—	(487)
Long-lived assets held for sale	5,520	(1,157)	—	—	6,677	(2,103)

						$(4,071)

December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of December 31, 2012 and 2011(in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

December 31, 2011:
Long-lived assets held and used	$9,980	$(950)	$—	$—	$10,930	$(11,860)
Other assets	—	—	—	—	—	(105)
Lease intangible assets	113	—	—	—	113	(571)
Long-lived assets held for sale	9,634	(4,935)	—	—	14,569	(6,596)

						$(19,132)

Fair Value Information for Financial Instruments

The following table discloses fair value information for these financial instruments (in thousands):

	June 30, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Loans receivable, net	$44,027	$52,977	$51,862	$69,926
Revolving credit facilities	26,492	27,386	—	—
Mortgages and notes payable	1,905,706	2,069,525	1,894,878	2,112,670

The following table discloses fair value information for these financial instruments (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Mortgage and other loans receivable	$51,862	$69,926	$65,477	$64,202
Mortgages and notes payable	1,894,878	2,112,670	1,901,411	1,889,159
Term Note payable	—	—	725,735	663,429

Reconciliation for Liabilities Measured at Fair Value on Recurring Basis

The table below reflects the reconciliation for liabilities measured at fair value on a recurring basis and classified as Level 3 (in thousands):

Derivative Liabilities
Balance, December 31, 2010	$—
Issuance.	(1,562)
Total losses included in earnings	(1,025)

Balance, December 31, 2011	(2,587)
Total losses included in earnings	(4,013)

Balance, September 25, 2012	(6,600)
Amount transferred to stockholders’ equity	6,600

Balance, December 31, 2012	$—

Amount of losses included in earnings attributable to the change in unrealized losses related to liabilities still held at the reporting date	$—